Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, Shares Issued	5,110,195	2,353,645
Common Stock, Shares Outstanding	5,110,195	2,353,645
Preferred Stock, Shares Outstanding	69,660	56,600
Series A Preferred stock [Member]
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	69,660	56,800
Preferred Stock, Shares Outstanding	69,660	56,800